EQUITY (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	3,670,134	3,257,859
Weighted average exercise price	$ 4.25	$ 4.23
Options exercisable	1,901,674
Weighted average exercise price of exercisable options	$ 4.06
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	3,735,134
Weighted average remaining contractual life (in years)	4 years 3 months 18 days
Weighted average exercise price	$ 4.26
Options exercisable	1,932,924
Weighted average exercise price of exercisable options	$ 4.06
Range of Exercise Price 0.00-1.10 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	7,000
Weighted average remaining contractual life (in years)	2 years 11 months 12 days
Weighted average exercise price	$ 0.00
Options exercisable	5,875
Weighted average exercise price of exercisable options	$ 0.00
Range of Exercise Price 1.50-2.51 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	220,675
Weighted average remaining contractual life (in years)	2 years 6 months 22 days
Weighted average exercise price	$ 2.06
Options exercisable	166,550
Weighted average exercise price of exercisable options	$ 2.08
Range of Exercise Price 2.57-4.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,438,085
Weighted average remaining contractual life (in years)	3 years 10 months 10 days
Weighted average exercise price	$ 3.25
Options exercisable	948,159
Weighted average exercise price of exercisable options	$ 3.18
Range of Exercise Price 4.03-6.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,784,843
Weighted average remaining contractual life (in years)	4 years 10 months 6 days
Weighted average exercise price	$ 4.94
Options exercisable	634,575
Weighted average exercise price of exercisable options	$ 5.11
Range of Exercise Price 6.51-9.24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	284,531
Weighted average remaining contractual life (in years)	4 years 25 days
Weighted average exercise price	$ 6.88
Options exercisable	177,765
Weighted average exercise price of exercisable options	$ 7.04